Restatement of Financial Statements	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Restatement of Financial Statements

Note 3—Restatement of Financial Statements

Subsequent to the issuance of the WhiteHawk Income Corporation’s (the “Company” or “WhiteHawk”) consolidated financial statements as of December 31, 2025 and 2024 and for the years ended December 31, 2025 and 2024 originally dated March 31, 2026 (“Original Report”), the Company identified errors in the financial statements. The first error is related to the reconciliation of the intercompany and related party balances that occurred during the consolidation process (the “Management Fee Misstatement”) which resulted in the erroneous recording of a portion of the Base Management Fee (defined below) in accounts receivable instead of management fees. The second error is related to pre-closing and post-effective date monies received related to the Three Rivers Acquisition (defined below) was erroneously recorded as revenue instead of a reduction in the purchase price (the “Three Rivers Acquisition Misstatement” and together the “Misstatements”). The Misstatements impacted the previously issued audited consolidated financial statements as of December 31, 2025 and for the year then ended (the “Restatement Period”). In accordance with ASC 250 – Accounting Changes and Error Corrections, and SEC Staff Accounting Bulletin (“SAB”) No. 99 – Materiality, management concluded the error was material to Company’s consolidated financial statements and required restatement of the consolidated financial statements for the Restatement Period (the “Restatement”).

Restatement Background

While performing closing procedures for the first quarter of 2026, the Company identified the Misstatements. The correction of the Misstatements impacts the previously reported amounts of accounts receivable, other current assets, natural gas and oil mineral interests, royalty revenue, depletion, management fees, provision for income taxes, net loss, net loss per common share, and all related financial statement subtotals and totals.

Impact of Restatement

The following tables present the impact of the Restatement to the specific line items presented in the previously reported audited consolidated financial statements. The amounts labeled “As Previously Reported” were derived from the Original Report. The amounts labeled “Adjustments” represents the impact of correcting the Misstatements identified by the Company. The effects of the Restatement have been corrected in all impacted tables and footnotes throughout the Consolidated Financial Statements herein.

WhiteHawk Income Corporation

Restated Consolidated Balance Sheet

(amounts in thousands, except for par value and share amounts)

	As of December 31, 2025
	As Previously Reported	Adjustments	As Restated
Assets:
Current assets:
Accounts receivable	12,848	(2,672)	10,176
Other current assets	1,148	262	1,410
Total current assets	48,334	(2,410)	45,924
Natural gas and oil mineral interests, net - successful efforts method	461,511	(925)	460,586
Total assets	$510,473	$(3,335)	$507,138
Liabilities, mezzanine equity and shareholders’ equity:
Deferred tax liability	22,109	(780)	21,329
Total liabilities	271,502	(780)	270,722
Accumulated deficit	(12,591)	(2,555)	(15,146)
Total shareholders’ equity	211,309	(2,555)	208,754
Total liabilities, mezzanine equity and shareholders’ equity	$510,473	$(3,335)	$507,138

WhiteHawk Income Corporation

Restated Consolidated Statements of Operations

(amounts in thousands, except per share amounts)

	For the Year Ended December 31, 2025
	As Previously Reported	Adjustments	As Restated
Revenues:
Royalty revenue	$55,691	$(5,616)	$50,075
Total revenue	73,211	(5,616)	67,595
Operating expenses:
Management fees	9,274	692	9,966
Depletion, depreciation and accretion	26,948	(2,711)	24,237
Total operating expenses	52,807	(2,019)	50,788
Operating income (loss)	20,404	(3,597)	16,807
Income (loss) before income taxes	(2,628)	(3,597)	(6,225)
Provision for (benefit from) income taxes	(1,598)	(1,042)	(2,640)
Net income (loss)	$(1,030)	$(2,555)	$(3,585)
Earnings(loss) per common share:
Common shares - basic and diluted	$(1.00)	$(0.30)	$(1.30)
Weighted average number of shares outstanding:
Common shares - basic and diluted	8,378	—	8,378

WhiteHawk Income Corporation

Restated Consolidated Statement of Cash Flows

(amounts in thousands)

	As of December 31, 2025
	As Previously Reported	Adjustments	As Restated
Cash flow from operating activities:
Net income (loss)	$(1,030)	$(2,555)	$(3,585)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depletion, depreciation and accretion	26,948	(2,711)	24,237
Deferred income taxes	(2,728)	(780)	(3,508)
Changes in operating assets and liabilities (net of assets and liabilities acquired)
Accounts receivable	(3,235)	2,673	(562)
Other current assets	411	(262)	149
Net cash provided by (used in) operating activities	17,212	(3,635)	13,577
Cash flows from investing activities:
Purchases of oil and gas properties, net of post-close adjustments	(118,977)	3,635	(115,342)
Net cash provided by (used in) investing activities	(313,593)	3,635	(309,958)
Cash flows from financing activities:
Net cash provided by (used in) financing activities	320,040	—	320,040
Net increase (decrease) in cash and cash equivalents	23,659	—	23,659
Cash and cash equivalents, beginning of period	5,330	—	5,330
Cash and cash equivalents, end of period	$28,989	$—	$28,989